ADEQUACY EFFECTIVENESS OF INTERNAL CONTROL PROCEDURES1	12 Months Ended
Dec. 31, 2018
ADEQUACY EFFECTIVENESS OF INTERNAL CONTROL PROCEDURES1
NOTE 13 - ADEQUACY & EFFECTIVENESS OF INTERNAL CONTROL PROCEDURES1:
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Objective
: To evaluate the adequacy and effectiveness of the internal control procedures taken by the Company to ensure the Company’s processes, governance structures and reporting regimes are in line with required accounting standards, laws and regulations.

•	Scope : Identify the key risks[2] and adequacy and effectiveness of controls designed to mitigate these risks.

•	Methodology : Due to limited resources, the methodologies include interviewing the selected key personnel as well as checking the online eCommerce platform used by the Company.

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Limitations
: No field work was performed during this internal audit; thus, no observation was made. No physical sampling was performed. Besides the records generated by online eCommerce platform, no vouching was performed

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Conclusion
: The Company’s management team has a positive attitude towards enhancing internal control and ensuring the accuracy of financial statements, and the management team is open and has seriously dealt with the recommendations and suggestions. The Company uses the eCommerce platform for sales and distribution which has relatively low risk to be exposed to fraud and misconduct. Major decisions related to purchase and hiring are reviewed and approved by multiple levels of management.